Details of Dividend income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details of Dividend income [Line Items]
Dividend income	₩ 257,306	₩ 281,623	₩ 308,277
Trading assets
Details of Dividend income [Line Items]
Dividend income	57,615	50,805	68,607
Available-for-sale financial assets
Details of Dividend income [Line Items]
Dividend income	₩ 199,691	₩ 230,818	₩ 239,670